Fair Value Measurements - Summary of Fair Value Measurements Inputs (Detail)	Dec. 31, 2020 yr	Dec. 31, 2019
Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	0.0013	0.0192
Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	0.7600	0.5735
Public Warrants [Member] | Share price [Member] | Colonnade Acquisition Corp.
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	9.68
Public Warrants [Member] | Exercise price of warrant | Colonnade Acquisition Corp.
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	11.50
Public Warrants [Member] | Expected Term [Member] | Colonnade Acquisition Corp.
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	5.52
Public Warrants [Member] | Price Volatility [Member] | Colonnade Acquisition Corp.
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	13.17
Public Warrants [Member] | Risk Free Interest Rate [Member] | Colonnade Acquisition Corp.
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	0.30
Private Placement Warrants [Member] | Share price [Member] | Colonnade Acquisition Corp.
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	9.68
Private Placement Warrants [Member] | Exercise price of warrant | Colonnade Acquisition Corp.
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	11.50
Private Placement Warrants [Member] | Expected Term [Member] | Colonnade Acquisition Corp.
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	5.52
Private Placement Warrants [Member] | Price Volatility [Member] | Colonnade Acquisition Corp.
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	13.17
Private Placement Warrants [Member] | Risk Free Interest Rate [Member] | Colonnade Acquisition Corp.
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	0.30